EMPLOYEE RELATED LIABILITIES (Schedule of Amounts Recognized in Statement of Financial Position) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Postretirement Medicare Plan [Member]
Amounts recognized in statement of financial position:
Current liabilities	$ (50)	$ (59)	$ (48)
Non-current liabilities	(1,269)	(1,395)	(1,864)
Net amount recognized	$ (1,319)	$ (1,454)	$ (1,912)
Weighted average assumptions used:
Discount rate	5.00%	5.10%	3.00%
Rate of compensation increases
Pension Plan [Member]
Amounts recognized in statement of financial position:
Non-current assets	$ 1,672	$ 2,075	$ 3,669
Non-current liabilities	0	0	0
Net amount recognized	$ 1,672	$ 2,075	$ 3,669
Weighted average assumptions used:
Discount rate	4.90%	5.10%	2.90%
Rate of compensation increases
Pre-65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.20%	7.30%	5.80%
Ultimate rate	4.50%	4.50%	4.40%
Year the ultimate rate is reached	2033	2031	2031
Pre-65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.20%	7.30%	5.80%
Ultimate rate	4.50%	4.50%	4.40%
Year the ultimate rate is reached	2033	2031	2031
Post-65 [Member] | Postretirement Medicare Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	11.00%	9.25%	8.50%
Ultimate rate	4.50%	4.50%	4.50%
Year the ultimate rate is reached	2034	2031	2031
Post-65 [Member] | Postretirement Non Medical Plan [Member]
Assumed health care cost trend rates:
Health care cost trend rate assumed for next year	8.70%	8.30%	6.20%
Ultimate rate	4.50%	4.50%	4.40%
Year the ultimate rate is reached	2033	2031	2031